Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Title of 12(b) Security	Common Stock $0.0001 par value per share
Security Exchange Name	NASDAQ
Trading Symbol	DRRX
Entity Registrant Name	DURECT CORP
Entity Central Index Key	0001082038
Entity Emerging Growth Company	false
Entity File Number	000-31615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3297098
Entity Address, Address Line One	10240 Bubb Road
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	(408)
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false